Net Revenues - Schedule of Net Revenues (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
NET REVENUES
Net revenues	¥ 162,167,547	$ 24,853,264	¥ 97,770,167	¥ 1,338,592
Portfolio training services
NET REVENUES
Net revenues	113,191,386		63,828,907
Research-based learning services
NET REVENUES
Net revenues	4,452,915		10,456,269
Overseas study counselling services
NET REVENUES
Net revenues	21,059,645		8,091,551
Other educational services reporting unit
NET REVENUES
Net revenues	20,025,679		9,045,411
K12 education assessment and other services
NET REVENUES
Net revenues	¥ 3,437,922		¥ 6,348,029	¥ 1,338,592